                 LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                       INSTITUTIONAL MARKET NEUTRAL FUND

July 1, 1999

Dear Shareholder,

The U.S. equity market continued to surge ahead since the beginning of this year, though the period was marked by extreme volatility. Since December 31, 1998, the J.P. Morgan Institutional Market Neutral Fund posted a 1.89% return, compared with the 1.82% returned by the Merrill Lynch 91-Day T-Bill.

The fund's net asset value rose to $15.16 at May 31, 1999, from $15.00 at inception. During the year, the fund made distributions of approximately $0.04 per share from ordinary income. On May 31, 1999, the net assets of the fund were approximately $10.1 million.

This report includes a discussion with Marc N. Roston, the portfolio manager primarily responsible for the fund. In this interview, Marc talks about the events of the previous year that had the greatest effect on the fund and discusses his investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS ........ 1     FUND FACTS AND HIGHLIGHTS ......... 5

FUND PERFORMANCE .................. 2     FINANCIAL STATEMENTS .............. 8

PORTFOLIO MANAGER Q&A ............. 3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $1,000,000 (the minimum investment in the fund). The chart at right shows that $1,000,000 invested on December 31, 1998 would have grown to $1,018,879 on May 31, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $1,000,000 SINCE FUND INCEPTION*
DECEMBER 31, 1998 -- MAY 31, 1999

J.P. Morgan Institutional Market Neutral Fund                      $1,018,879
Merrill Lynch 91-Day T-Bill                                        $1,018,180


PERFORMANCE                                         TOTAL RETURNS
                                                    -----------------------------------
                                                    ONE          THREE        SINCE
AS OF MAY 31, 1999                                  MONTHS       MONTHS       INCEPTION*
---------------------------------------------------------------------------------------
J.P. Morgan Institutional Market Neutral Fund        0.66%        2.64%        1.89%
Merrill Lynch 91-Day T-Bill                          0.39%        1.17%        1.82%

AS OF MARCH 31, 1999
---------------------------------------------------------------------------------------
J.P. Morgan Institutional Market Neutral Fund       -1.08%       -1.81%       -1.81%
Merrill Lynch 91-Day T-Bill                          0.41%        1.06%        1.06%

* SINCE THE FUND'S PERFORMANCE INCEPTION ON DECEMBER 30, 1998, IT HAS PROVIDED A TOTAL RETURN OF 1.34% THROUGH MAY 31, 1999. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM DECEMBER 31, 1998, THE FIRST DATE WHEN DATA FOR THE FUND AND ITS BENCHMARK WERE AVAILABLE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with MARC N. ROSTON, vice president, a member of the portfolio management team for J.P. Morgan Institutional Market Neutral Fund. Marc is a portfolio manager in the Structured Equity group, which he joined after working in Capital Markets Research performing quantitative equity research. Marc came to Morgan in 1996 after completing his Ph.D. in Economics at the University of Chicago. He also holds a B.S. in Economics from Carnegie Mellon University. This interview took place on June 18, 1999, and reflects Marc's views on that date.

HOW HAS THE U.S. EQUITY MARKET PERFORMED SINCE THE FUND'S INCEPTION, AND HOW HAS THIS AFFECTED THE FUND?

MNR: It's been an exciting, volatile period for the U.S. equity market since the fund's launch at the beginning of the year. This is an ideal situation for a market neutral fund, which is designed to ride out the shocks inherent in the equity market to provide a consistent return. We hold long and short positions in large-capitalization U.S. stocks in an effort to insulate the fund's performance from the effects of general stock market movements. In a rising market, we expect our long positions to appreciate more rapidly than the short positions; in a declining market, we believe our short positions will decline faster than our long positions.

Since the inception of the fund, the overall market, despite significant volatility, continued to climb a bit, continuing the trend of the past several years. While much of last year the market was led by a narrow group of larger-cap growth issues, often referred to as the "Nifty Fifty," of late, there has been a broadening of market leadership to companies across the market-capitalization spectrum. And signs of a bottoming in the global economy have helped companies in industries that would benefit from global growth, such as those in the energy and cyclical industrial sectors.

Recently, the Federal Reserve, concerned over the continued strong pace of the domestic economy and the possibility of inflation, announced that its position on interest rates shifted to a tightening bias from a neutral one. As a result, the market has again come under some pressure.

HOW DID THE FUND PERFORM DURING THE PERIOD?

MNR: The fund returned 1.84% since its inception through the fiscal year ended May 31, compared with the return on the Merrill Lynch 91-Day T-Bill of 1.82% over the same period. The first few months of the fund's operations were difficult. However, we saw a strong turnaround during April and May, and we remain confident going forward.

WHICH STOCKS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

MNR: On the long side of the portfolio, Rohm & Haas, a global leader in specialty chemicals, has shown phenomenal performance, as the market has begun to look more favorably on cyclical stocks over the past few months. Going forward, we have a positive outlook for the company's prospects following its merger with Morton International; we expect the combined firm will be a global force in the highest-margin products in the specialty chemicals industry.

Our long position in Sun Microsystems also proved to be profitable. Sun is the leading vendor of UNIX-based computer systems and has successfully made the transition from technical workstations to enterprise servers. A recent agreement with the America Online/Netscape combination has solidified Sun's position as the premier Internet server company. Our outlook for the company is still positive, and we continue to consider Sun a core holding.

On the short side, Advanced Micro Devices contributed positively to performance. The stock has drifted downward over the past five months, as the global semiconductor industry has been weak and consumer pricing pressure has hurt the personal computer business.

WHAT STOCKS HINDERED THE PORTFOLIO'S PERFORMANCE?

MNR: We've been disappointed by Alza on the long side of the portfolio. Alza, a mid-sized pharmaceutical company, develops technologies to deliver drugs into the body; often, it applies these technologies to existing drugs as they come off patent. The stock has been very volatile of late, and we think it's attractively valued where it now stands. Alza's recent launch of the urology drug Ditropan XL has ramped up more slowly than expected, despite the company's significant expenditures to support it. But we think that Ditropan XL will ultimately prove successful, to the benefit of Alza's stock price.

On the short side, we were somewhat hindered by the continued surge in Internet-related financial firms. We have been short Charles Schwab, since we felt that its valuation was too high and that other firms in the online trading arena offered better relative value. But, since rising tides lift all boats, our short position hurt us. We think that once competition heats up in this business -- Merrill Lynch's announcement that it would begin offering online trading is evidence that it will indeed heat up -- Schwab will lose its advantage and its stock will lose its premium.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

MNR: A market neutral strategy should maintain steady performance regardless of market conditions, and we expect to achieve this goal in the months ahead. Because we maintain market neutrality by matching our long and short portfolios, our concerns focus on stock-specific issues, rather than the overall direction and tone of the equity markets. As long as different companies have different returns, we can add value!

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Market Neutral Fund seeks to provide long term capital appreciation from a broadly diversified portfolio of stocks. It is designed for investors who want potential returns that exceed those of 90-day U.S. Treasury Bills while minimizing exposure to general stock market risk.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
12/31/98

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/99
$10,142,689

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
6/25/99, 8/20/99, 12/20/99

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

--------------------------------------------------------------------------------
REGISTRANT
J.P. MORGAN SERIES TRUST
J.P. MORGAN MARKET NEUTRAL FUND:
  INSTITUTIONAL SHARES




EXPENSE RATIO
The fund's current annualized expense ratio of 2.00% covers shareholders' expenses for custody,tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption,or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1999

PORTFOLIO ALLOCATION OF LONG/SHORT HOLDINGS
(AS A PERCENTAGE OF TOTAL LONG OR SHORT INVESTMENTS)

LONG
--------------------------------------------------------------------

[CHART]

-    FINANCE 21.6%

-    CONSUMER GOODS
     & SERVICES 12.4%

-    INDUSTRIAL PRODUCTS
     & SERVICES 10.6%

-    BASIC INDUSTRIES 10.5%

-    TECHNOLOGY 10.0%

-    UTILITIES 9.5%

-    ENERGY 8.2%

-    HEALTHCARE 6.7%

-    TRANSPORTATION 6.2%

     SHORT-TERM 4.3%

LARGEST LONG/LARGEST SHORT EQUITY HOLDINGS
(AS A PERCENTAGE OF TOTAL LONG OR SHORT INVESTMENTS)


LONG
--------------------------------------------------------------------
ROHM & HAAS CO. (BASIC INDUSTRIES)                             2.60%
MCI WORLDCOM, INC. (UTILITIES)                                 2.58%
ALLEGHENY TELEDYNE INC. (BASIC INDUSTRIES)                     2.48%
MARSH & MCLENNAN COS. (FINANCE)                                2.25%
UNION PACIFIC CORP. (TRANSPORTATION)                           2.17%
CNF TRANSPORTATION INC. (TRANSPORTATION)                       1.79%
WASTE MANAGEMENT INC.                                          1.74%
     (INDUSTRIAL PRODUCTS & SERVICES)
ALLSTATE CORP. (FINANCE)                                       1.69%
MOBIL CORP. (ENERGY)                                           1.67%
LYONDELL CHEMICAL CO. (BASIC INDUSTRIES)                       1.53%


SHORT
--------------------------------------------------------------------

[CHART]

-    FINANCE 22.9%

-    UTILITIES 13.2%

-    CONSUMER GOODS
     & SERVICES 12.2%

-    INDUSTRIAL PRODUCTS
     & SERVICES 11.1%

-    BASIC INDUSTRIES 10.7%

-    TECHNOLOGY 9.4%

-    ENERGY 7.4%

-    HEALTHCARE 7.0%

-    TRANSPORTATION 6.1%


SHORT
--------------------------------------------------------------------
E.I. DU PONT DE NEMOURS & CO.                                  3.02%
     (BASIC INDUSTRIES)
UAL CORP. (TRANSPORTATION)                                     2.96%
JEFFERSON-PILOT CORP. (FINANCE)                                2.10%
PROGRESSIVE CORP. (FINANCE)                                    1.96%
CORNING INC.                                                   1.76%
     (INDUSTRIAL PRODUCTS & SERVICES)
CINCINNATI FINANCIAL CORP.                                     1.72%
     (FINANCE)
AIR PRODUCTS AND CHEMICALS INC.                                1.58%
     (BASIC INDUSTRIES)
AMERADA HESS CORP. (ENERGY)                                    1.48%
PHARMACIA & UPJOHN INC. (HEALTHCARE)                           1.43%
HEWLETT PACKARD CO. (TECHNOLOGY)                               1.42%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
LONG POSITIONS (95.8%)(E)
COMMON STOCKS (91.6%)
BASIC INDUSTRIES (10.1%)
CHEMICALS (5.3%)
Dow Chemical Co..................................        1,100   $    133,650
Lyondell Chemical Co.............................        7,800        148,687
Rohm & Haas Co...................................        6,300        252,787
                                                                 ------------
                                                                      535,124
                                                                 ------------
FOREST PRODUCTS & PAPER (1.4%)
International Paper Co...........................          800         40,000
Temple-Inland, Inc...............................        1,500        100,500
                                                                 ------------
                                                                      140,500
                                                                 ------------
METALS & MINING (3.4%)
Alcan Aluminum Ltd.(i)...........................        3,700        103,600
Allegheny Teledyne, Inc..........................       11,800        241,162
                                                                 ------------
                                                                      344,762
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                   1,020,386
                                                                 ------------
CONSUMER GOODS & SERVICES (11.9%)
APPARELS & TEXTILES (0.3%)
Jones Apparel Group, Inc.+.......................          900         27,675
                                                                 ------------

AUTOMOTIVE (0.8%)
Dana Corp........................................          400         20,650
Delphi Automotive Systems Corp...................          700         13,737
Goodyear Tire and Rubber Co......................          300         17,906
Lear Corp.+......................................          600         29,512
                                                                 ------------
                                                                       81,805
                                                                 ------------

BROADCASTING & PUBLISHING (0.5%)
MediaOne Group, Inc..............................          700         51,712
                                                                 ------------

ENTERTAINMENT, LEISURE & MEDIA (1.4%)
Seagram Company Ltd..............................        2,700        140,231
                                                                 ------------
FOOD, BEVERAGES & TOBACCO (2.4%)
Bestfoods........................................          100          5,000
Coca-Cola Co.....................................          600         40,987
Pepsi Bottling Group, Inc........................          100          2,319
PepsiCo, Inc.....................................          300         10,744

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Philip Morris Companies, Inc.....................        2,700   $    104,119
Unilever NV (ADR)................................        1,300         84,906
                                                                 ------------
                                                                      248,075
                                                                 ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.5%)
Furniture Brands International, Inc.+............          800         19,400
Leggett & Platt, Inc.............................        1,200         31,650
                                                                 ------------
                                                                       51,050
                                                                 ------------

HOUSEHOLD PRODUCTS (1.7%)
Kimberly-Clark Corp..............................        1,600         93,900
Procter & Gamble Co..............................          800         74,700
                                                                 ------------
                                                                      168,600
                                                                 ------------

RESTAURANTS & HOTELS (1.4%)
Mirage Resorts, Inc.+............................        2,700         55,350
Starwood Hotels & Resorts Worldwide, Inc.........        2,600         85,150
                                                                 ------------
                                                                      140,500
                                                                 ------------

RETAIL (2.7%)
Abercrombie & Fitch Co., Class A.................          100          8,412
American Stores Co...............................          200          6,600
AutoZone, Inc.+..................................          900         26,044
Dillard's, Inc., Class A.........................          500         17,562
Federated Department Stores, Inc.+...............          600         32,700
General Nutrition Companies, Inc.+...............          600          9,937
Hannaford Brothers Co............................          200         10,400
J.C. Penney, Inc.................................          500         25,844
Kmart Corp.+.....................................        1,700         26,137
Mattel, Inc......................................        1,100         29,081
Sears, Roebuck & Co..............................          600         28,687
TJX Companies, Inc...............................          900         27,000
Toys 'R' Us, Inc.+...............................        1,100         25,369
                                                                 ------------
                                                                      273,773
                                                                 ------------

TEXTILES (0.2%)
Unifi, Inc.+.....................................        1,300         21,450
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                   1,204,871
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
ENERGY (7.9%)
NATURAL GAS (1.1%)
Columbia Energy Group............................        2,000   $    107,000
                                                                 ------------
OIL-PRODUCTION (4.3%)
Exxon Corp.......................................        1,300        103,837
Mobil Corp.......................................        1,600        162,000
Royal Dutch Petroleum Co. (ADR)+.................          500         28,281
Tosco Corp.......................................        1,100         28,119
Ultramar Diamond Shamrock Corp...................        2,500         55,000
Valero Energy Corp...............................        2,900         58,181
                                                                 ------------
                                                                      435,418
                                                                 ------------

OIL-SERVICES (2.0%)
Cooper Cameron Corp.+............................          200          7,237
Diamond Offshore Drilling, Inc...................          200          5,450
ENSCO International, Inc.........................        1,300         23,075
Global Marine, Inc.+.............................        6,600         92,812
R&B Falcon Corp.+................................        4,800         44,400
Smith International, Inc.+.......................          700         30,275
                                                                 ------------
                                                                      203,249
                                                                 ------------

UTILITIES (0.5%)
USEC, Inc........................................        4,700         51,700
                                                                 ------------
  TOTAL ENERGY...................................                     797,367
                                                                 ------------

FINANCE (20.7%)
BANKING (9.1%)
Associated Banc - Corp.+.........................        1,500         51,844
Astoria Financial Corp...........................        1,800         81,169
Bank of America Corp.............................        1,300         84,094
Charter One Financial, Inc.......................        2,200         62,425
Dime Bancorp, Inc................................        1,100         22,412
First American Corp..............................          400         16,325
First Union Corp.................................        1,800         82,912
Hibernia Corp., Class A..........................          400          5,700
KeyCorp..........................................        3,200        111,200
North Fork Bancorporation, Inc...................          900         19,181
Peoples Heritage Financial Group, Inc............        3,400         63,644
Provident Financial Group, Inc...................        1,200         51,375
TCF Financial Corp...............................        2,400         66,600
U.S. Bancorp.....................................        1,900         61,750
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
BANKING (CONTINUED)
Union Planters Corp..............................        1,700   $     70,231
Washington Mutual, Inc...........................        1,800         68,737
                                                                 ------------
                                                                      919,599
                                                                 ------------

FINANCIAL SERVICES (1.6%)
CIT Group, Inc., Class A.........................        2,400         69,600
Finova Group, Inc................................        1,700         81,281
Ocwen Financial Corp.+...........................        1,700         14,769
                                                                 ------------
                                                                      165,650
                                                                 ------------

INSURANCE (8.8%)
Allstate Corp....................................        4,500        163,969
Ambac Financial Group, Inc.......................        2,300        134,119
Aon Corp.........................................          200          8,600
Equitable Companies, Inc.........................          200         14,037
Fremont General Corp.............................          600         12,713
Marsh & McLennan Companies, Inc..................        3,000        218,250
MBIA, Inc........................................        1,900        129,794
Mercury General Corp.............................        1,700         61,306
Provident Companies, Inc.........................          300         11,719
Travelers Property Casualty Corp., Class A.......          300         11,850
UNUM Corp........................................        2,300        123,769
                                                                 ------------
                                                                      890,126
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (1.2%)
Crescent Real Estate Equities Co.................        2,100         48,431
Meditrust Cos....................................        1,000         13,875
ProLogis Trust...................................          700         14,392
Simon Property Group, Inc........................          500         14,625
Vornado Realty Trust.............................          800         31,050
                                                                 ------------
                                                                      122,373
                                                                 ------------
  TOTAL FINANCE..................................                   2,097,748
                                                                 ------------

HEALTHCARE (6.4%)
BIOTECHNOLOGY (1.2%)
Genzyme Corp.....................................        1,900         77,009
MedImmune, Inc.+.................................          200         12,713
PE Corp.- PE Biosystems Group....................          300         33,506
                                                                 ------------
                                                                      123,228
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
HEALTH SERVICES (1.7%)
Aetna, Inc.......................................          200   $     18,163
Columbia / HCA Healthcare Corp...................          300          7,069
HCR Manor Care, Inc.+............................        1,000         26,750
Health Management Associates, Inc., Class A+.....        1,500         19,500
Healthsouth Corp.+...............................        2,000         26,750
Humana, Inc.+....................................        1,200         15,075
Tenet Healthcare Corp.+..........................        1,200         29,400
Wellpoint Health Networks, Inc.+.................          300         24,731
                                                                 ------------
                                                                      167,438
                                                                 ------------

PHARMACEUTICALS (3.5%)
ALZA Corp.+......................................        2,400         85,650
American Home Products Corp......................          100          5,763
Bristol-Myers Squibb Co..........................          300         20,588
Eli Lilly & Co...................................          800         57,150
Forest Laboratories, Inc.+.......................        1,100         52,388
Monsanto Co......................................        2,100         87,150
Warner-Lambert Co................................          200         12,400
Watson Pharmaceuticals, Inc.+....................        1,000         38,313
                                                                 ------------
                                                                      359,402
                                                                 ------------
  TOTAL HEALTHCARE...............................                     650,068
                                                                 ------------

INDUSTRIAL PRODUCTS & SERVICES (10.1%)
AEROSPACE (0.5%)
Lockheed Martin Corp.............................        1,200         48,525
                                                                 ------------
CAPITAL GOODS (1.4%)
Eaton Corp.......................................        1,600        139,500
                                                                 ------------

COMMERCIAL SERVICES (0.9%)
Cendant Corp.+...................................        1,000         18,438
Equifax, Inc.....................................          600         21,600
Service Corp. International......................        2,600         49,888
                                                                 ------------
                                                                       89,926
                                                                 ------------

DIVERSIFIED MANUFACTURING (4.9%)
Coltec Industries, Inc.+.........................        2,900         58,000
Cooper Industries, Inc...........................        1,700         84,256
Deere & Co.......................................        1,400         53,288
Eastman Kodak Co.................................          900         60,863
Harris Corp......................................        3,700        139,906
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Tenneco, Inc.....................................        2,000   $     46,625
Tyco International Ltd...........................          600         52,425
                                                                 ------------
                                                                      495,363
                                                                 ------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co..............................          500         31,938
                                                                 ------------

FOREST PRODUCTS & PAPER (0.5%)
Smurfit-Stone Container Corp.+...................        2,500         53,906
                                                                 ------------

POLLUTION CONTROL (1.6%)
Waste Management, Inc.+..........................        3,200        169,200
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   1,028,358
                                                                 ------------

TECHNOLOGY (9.5%)
COMPUTER PERIPHERALS (0.5%)
EMC Corp.+.......................................          500         49,813
                                                                 ------------

COMPUTER SOFTWARE (0.0%)
Oracle Corp.+....................................          100          2,478
                                                                 ------------

COMPUTER SYSTEMS (2.2%)
Gateway, Inc.+...................................          200         12,163
International Business Machines Corp.............        1,000        116,313
Sun Microsystems, Inc............................        1,600         95,550
                                                                 ------------
                                                                      224,026
                                                                 ------------

ELECTRONICS (1.2%)
Cisco Systems, Inc.+.............................        1,100        119,866
                                                                 ------------

INFORMATION PROCESSING (0.2%)
Automatic Data Processing, Inc...................          500         20,594
                                                                 ------------

SEMICONDUCTORS (2.7%)
Applied Materials, Inc.+.........................        1,000         55,031
Intel Corp.......................................        2,000        108,375
Motorola, Inc....................................          300         24,844
Texas Instruments, Inc...........................          800         87,500
                                                                 ------------
                                                                      275,750
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
TELECOMMUNICATION SERVICES (2.5%)
MCI WorldCom, Inc.+..............................        2,900   $    250,397
                                                                 ------------

TELECOMMUNICATIONS-EQUIPMENT (0.2%)
Lucent Technologies, Inc.........................          400         22,750
                                                                 ------------
  TOTAL TECHNOLOGY...............................                     965,674
                                                                 ------------
TRANSPORTATION (5.9%)
AIRLINES (0.4%)
AMR Corp.+.......................................          600         39,038
                                                                 ------------
RAILROADS (3.2%)
CSX Corp.........................................        2,500        117,344
Union Pacific Corp...............................        3,700        211,131
                                                                 ------------
                                                                      328,475
                                                                 ------------

TRUCK & FREIGHT CARRIERS (2.3%)
CNF Transportation, Inc..........................        4,200        174,300
Ryder System, Inc................................        2,600         62,400
                                                                 ------------
                                                                      236,700
                                                                 ------------
  TOTAL TRANSPORTATION...........................                     604,213
                                                                 ------------

UTILITIES (9.1%)
ELECTRIC (7.9%)
Allegheny Energy, Inc............................        2,900        101,138
Central & South West Corp........................        1,300         33,475
Dominion Resources, Inc..........................        1,800         77,738
Entergy Corp.....................................        1,900         61,631
Northern States Power Co.........................        4,000        104,250
Pinnacle West Capital Corp.......................        2,100         87,938
PP&L Resources, Inc..............................        4,400        132,000
TECO Energy, Inc.................................        4,300         99,706
Wisconsin Energy Corp............................        3,900        108,225
                                                                 ------------
                                                                      806,101
                                                                 ------------
NATURAL GAS (0.3%)
El Paso Energy Corp..............................          100          3,606
K N Energy, Inc..................................        1,200         25,725
                                                                 ------------
                                                                       29,331
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
TELEPHONE (0.9%)
GTE Corp.........................................        1,200   $     75,675
Level 3 Communications, Inc.+....................          100          7,847
SBC Communications, Inc..........................          100          5,113
                                                                 ------------
                                                                       88,635
                                                                 ------------
  TOTAL UTILITIES................................                     924,067
                                                                 ------------
  TOTAL COMMON STOCKS--LONG POSITIONS (COST
   $9,005,933)...................................                   9,292,752
                                                                 ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
SHORT-TERM INVESTMENTS (4.2%)
OTHER INVESTMENT COMPANIES (0.3%)
Seven Seas Money Market Fund 4.615%, due
  6/1/99.........................................  $    25,988         25,988
                                                                 ------------

U.S. TREASURY OBLIGATIONS (3.9%)
United States Treasury Bills 4.380%, due
  08/12/99.......................................      399,000        395,505
                                                                 ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $421,493)...                     421,493
                                                                 ------------
TOTAL INVESTMENTS--LONG POSITIONS (COST $9,427,426)...........
                                                                    9,714,245
                                                                 ------------

                                                     SHARES
                                                   -----------
COMMON STOCK - SHORT POSITIONS(-92.0%)
BASIC INDUSTRIES (-9.8%)
AUTOMOTIVE (-0.0%)
Delphi Automotive Systems Corp...................         (210)        (4,115)
                                                                 ------------

CHEMICALS (-5.2%)
Air Products & Chemicals, Inc....................       (3,600)      (147,600)
E.I. du Pont de Nemours & Co.....................       (4,300)      (281,381)
Nalco Chemical Co................................         (800)       (26,800)
Praxair, Inc.....................................       (1,000)       (48,812)
Union Carbide Corp...............................         (400)       (20,525)
                                                                 ------------
                                                                     (525,118)
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
FOREST PRODUCTS & PAPER (-1.7%)
Boise Cascade Corp...............................         (100)  $     (3,962)
Champion International Corp......................         (700)       (35,875)
Louisiana-Pacific Corp...........................         (500)       (10,125)
Weyerhaeuser Co..................................       (1,900)      (117,919)
                                                                 ------------
                                                                     (167,881)
                                                                 ------------

METALS & MINING (-2.9%)
Bethlehem Steel Corp.+...........................       (1,800)       (14,962)
Nucor Corp.......................................       (1,400)       (69,913)
Phelps Dodge Corp................................       (1,800)       (93,263)
USX-U.S. Steel Group.............................       (4,400)      (118,525)
                                                                 ------------
                                                                     (296,663)
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                    (993,777)
                                                                 ------------
CONSUMER GOODS & SERVICES (-11.3%)
APPARELS & TEXTILES (-0.3%)
Nike, Inc........................................         (500)       (30,469)
                                                                 ------------

AUTOMOTIVE (-1.0%)
Ford Motor Co....................................         (200)       (11,413)
General Motor Corp...............................       (1,200)       (65,850)
General Motors Corp., Class H....................         (300)       (20,700)
                                                                 ------------
                                                                      (97,963)
                                                                 ------------

BROADCASTING & PUBLISHING (-0.8%)
Cox Communications, Inc., Class A................       (2,200)       (85,938)
                                                                 ------------

CONSTRUCTION & HOUSING (-0.3%)
Centex Corp......................................         (700)       (25,944)
                                                                 ------------

ENTERTAINMENT, LEISURE & MEDIA (-1.6%)
Circus Circus Enterprises, Inc.+.................         (800)       (16,900)
Time Warner, Inc.................................         (600)       (40,838)
Tribune Co.......................................         (500)       (39,469)
Viacom, Inc., Class B............................         (800)       (30,800)
Walt Disney Co.+.................................       (1,100)       (32,038)
                                                                 ------------
                                                                     (160,045)
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
FOOD, BEVERAGES & TOBACCO (-2.3%)
Anheuser-Busch Companies, Inc....................         (400)  $    (29,225)
Campbell Soup Co.................................       (2,100)       (92,663)
Kellogg Co.......................................       (2,200)       (76,313)
The Quaker Oats Co...............................         (600)       (39,638)
                                                                 ------------
                                                                     (237,839)
                                                                 ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (-0.6%)
Black & Decker Corp..............................         (500)       (28,469)
Maytag Corp......................................         (400)       (28,225)
                                                                 ------------
                                                                      (56,694)
                                                                 ------------

HOUSEHOLD PRODUCTS (-0.2%)
Clorox Co........................................         (100)       (10,094)
Colgate-Palmolive Co.............................         (100)        (9,988)
                                                                 ------------
                                                                      (20,082)
                                                                 ------------

PERSONAL CARE (-1.5%)
Avon Products, Inc...............................       (2,100)      (103,819)
Gillette Co......................................       (1,000)       (51,000)
                                                                 ------------
                                                                     (154,819)
                                                                 ------------

RESTAURANTS & HOTELS (-0.2%)
McDonald's Corp..................................         (400)       (15,400)
                                                                 ------------

RETAIL (-2.5%)
Best Buy Co. Inc.+...............................         (300)       (13,650)
CVS Corp.........................................         (600)       (27,600)
Hasbro, Inc......................................         (500)       (14,313)
Home Depot, Inc..................................         (400)       (22,750)
Kohl's Corp.+....................................         (400)       (27,275)
Kroger Co........................................         (400)       (23,425)
Limited, Inc.....................................         (600)       (29,325)
Lowe's Companies, Inc............................         (400)       (20,775)
Nordstrom, Inc...................................         (600)       (21,338)
Tiffany & Co.....................................         (200)       (16,575)
Wal-Mart Stores, Inc.............................         (400)       (17,050)
Walgreen Co......................................       (1,000)       (23,250)
                                                                 ------------
                                                                     (257,326)
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                  (1,142,519)
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
ENERGY (-6.9%)
GAS EXPLORATION (-0.9%)
Union Pacific Resources Group, Inc...............       (6,600)  $    (91,987)
                                                                 ------------

OIL-PRODUCTION (-1.6%)
Anadarko Petroleum Corp..........................       (1,000)       (37,500)
Burlington Resources, Inc........................       (1,900)       (81,581)
Occidental Petrolium Corp........................       (2,200)       (46,475)
                                                                 ------------
                                                                     (165,556)
                                                                 ------------
OIL-SERVICES (-3.7%)
Amerada Hess Corp................................       (2,300)      (137,856)
Baker Hughes, Inc................................       (2,200)       (68,475)
Halliburton Co...................................       (2,100)       (86,887)
Schlumberger Ltd.................................         (300)       (18,056)
Unocal Corp......................................       (1,500)       (59,625)
                                                                 ------------
                                                                     (370,899)
                                                                 ------------

UTILITIES (-0.7%)
Public Service Enterprise Group, Inc.............       (1,600)       (67,100)
                                                                 ------------
  TOTAL ENERGY...................................                    (695,542)
                                                                 ------------

FINANCE (-21.0%)
BANKING (-9.2%)
AmSouth Bancorporation...........................       (3,300)       (93,637)
BB&T Corp........................................       (2,800)      (102,200)
Fifth Third Bancorp..............................       (1,600)      (109,150)
First Tennessee National Corp....................       (1,400)       (57,706)
Firstar Corp.+...................................       (3,000)       (86,437)
Northern Trust Corp..............................         (800)       (72,400)
Old Kent Financial Corp..........................       (2,500)      (112,344)
State Street Corp................................         (900)       (68,625)
The Bank of New York Co., Inc....................       (2,400)       (85,800)
Wachovia Corp....................................         (500)       (44,125)
Zions Bancorporation.............................       (1,600)      (102,000)
                                                                 ------------
                                                                     (934,424)
                                                                 ------------

FINANCIAL SERVICES (-1.6%)
Charles Schwab Corp..............................       (1,100)      (116,394)
Providian Financial Corp.........................         (200)       (19,187)
T. Rowe Price & Associates, Inc..................         (800)       (30,975)
                                                                 ------------
                                                                     (166,556)
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

INSURANCE (-9.0%)
American General Corp............................       (1,600)  $   (115,600)
American International Group, Inc................         (200)       (22,862)
Cincinnati Financial Corp........................       (3,900)      (160,753)
Hartford Financial Services Group, Inc...........         (800)       (50,600)
Jefferson-Pilot Corp.............................       (2,900)      (196,294)
Lincoln National Corp............................         (500)       (50,875)
Progressive Corp.................................       (1,300)      (182,487)
Safeco Corp......................................       (3,000)      (131,906)
                                                                 ------------
                                                                     (911,377)
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (-1.2%)
Boston Properties, Inc...........................       (1,800)       (64,687)
Duke Realty Investments, Inc.....................       (2,400)       (55,500)
                                                                 ------------
                                                                     (120,187)
                                                                 ------------
  TOTAL FINANCE..................................                  (2,132,544)
                                                                 ------------

HEALTHCARE (-6.4%)
BIOTECHNOLOGY (-0.1%)
Immunex Corp.....................................         (100)       (13,009)
                                                                 ------------

MEDICAL SUPPLIES (-2.0%)
Bard (C.R.), Inc.................................         (500)       (22,844)
Bausch & Lomb, Inc...............................         (200)       (15,275)
Baxter International, Inc........................         (500)       (32,281)
Becton, Dickinson & Co...........................         (700)       (27,125)
Biomet, Inc.+....................................         (600)       (24,019)
Boston Scientific Corp.+.........................         (600)       (22,762)
Chiron Corp.+....................................         (400)        (8,437)
Medtronic, Inc.+.................................         (400)       (28,400)
Stryker Corp.....................................         (300)       (17,850)
                                                                 ------------
                                                                     (198,993)
                                                                 ------------

PHARMACEUTICALS (-4.3%)
Abbott Laboratories..............................       (1,100)       (49,706)
Biogen, Inc......................................         (100)       (10,906)
Johnson & Johnson, Inc...........................       (1,100)      (101,887)
Merck & Co., Inc.................................         (800)       (54,000)
Pfizer, Inc......................................         (800)       (85,600)
Pharmacia & Upjohn,Inc...........................       (2,400)      (133,050)
Schering-Plough Corp.............................         (100)        (4,506)
                                                                 ------------
                                                                     (439,655)
                                                                 ------------
  TOTAL HEALTHCARE...............................                    (651,657)
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
INDUSTRIAL PRODUCTS & SERVICES (-10.2%)
AEROSPACE (-0.4%)
Boeing Co........................................         (800)  $    (33,800)
                                                                 ------------

BUILDING MATERIALS (-0.6%)
Masco Corp.......................................       (1,000)       (28,563)
USG Corp.........................................         (600)       (33,975)
                                                                 ------------
                                                                      (62,538)
                                                                 ------------
COMMERCIAL SERVICES (-1.8%)
Interpublic Group of Companies, Inc..............         (900)       (68,175)
Omnicom Group, Inc...............................       (1,000)       (70,000)
Raytheon Co.+....................................         (700)       (47,644)
                                                                 ------------
                                                                     (185,819)
                                                                 ------------

DIVERSIFIED MANUFACTURING (-5.6%)
Alcoa, Inc.......................................       (1,000)       (55,000)
Corning, Inc.....................................       (3,000)      (163,875)
General Electric Co..............................         (700)       (71,181)
Honeywell, Inc...................................       (1,300)      (123,013)
Illinois Tool Works, Inc.........................         (600)       (46,050)
Minnesota Mining & Manufacturing Co..............         (700)       (60,025)
Parker Hannifin Corp.............................         (100)        (4,369)
Xerox Corp.......................................         (800)       (44,950)
                                                                 ------------
                                                                     (568,463)
                                                                 ------------

MACHINERY (-1.8%)
Caterpillar, Inc.................................       (2,400)      (131,700)
Dover Corp.......................................         (400)       (15,075)
Ingersoll-Rand Co................................         (600)       (38,213)
                                                                 ------------
                                                                     (184,988)
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                  (1,035,608)
                                                                 ------------
TECHNOLOGY (-8.6%)
COMPUTER PERIPHERALS (-0.9%)
Cabletron System, Inc.+..........................       (6,200)       (92,225)
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
COMPUTER SOFTWARE (-3.1%)
AutoDesk, Inc....................................       (1,400)  $    (38,631)
BMC Software, Inc.+..............................         (200)        (9,881)
Computer Associates International, Inc...........         (600)       (28,387)
Intuit, Inc.+....................................         (500)       (40,656)
Networks Associates, Inc.+.......................       (2,700)       (39,741)
Parametric Technology Corp.+.....................       (4,700)       (65,359)
PeopleSoft, Inc.+................................       (5,500)       (89,203)
                                                                 ------------
                                                                     (311,858)
                                                                 ------------

COMPUTER SYSTEMS (-2.0%)
Hewlett Packard Co...............................       (1,400)      (132,037)
Silicon Graphics, Inc.+..........................       (5,900)       (73,012)
                                                                 ------------
                                                                     (205,049)
                                                                 ------------

ELECTRONICS (-0.6%)
Rockwell International Corp......................       (1,100)       (60,706)
                                                                 ------------

INFORMATION PROCESSING (-1.1%)
3Com Corp.+......................................         (800)       (21,875)
Compaq Computer Corp.............................       (3,900)       (92,381)
                                                                 ------------
                                                                     (114,256)
                                                                 ------------

SEMICONDUCTORS (-0.4%)
Advanced Micro Devices, Inc.+....................       (2,200)       (40,700)
                                                                 ------------

TELECOMMUNICATION SERVICES (-0.5%)
US West, Inc.....................................         (900)       (48,656)
                                                                 ------------
  TOTAL TECHNOLOGY...............................                    (873,450)
                                                                 ------------

TRANSPORTATION (-5.7%)
AIRLINES (-4.6%)
Continental Airlines, Inc.+......................         (700)       (27,475)
Delta Air Lines, Inc.............................       (1,000)       (57,375)
UAL Corp.+.......................................       (4,100)      (275,725)
US Airways Group+................................       (2,100)      (101,981)
                                                                 ------------
                                                                     (462,556)
                                                                 ------------

TRUCK & FREIGHT CARRIERS (-1.1%)
FDX Corp.........................................       (2,000)      (110,125)
                                                                 ------------
  TOTAL TRANSPORTATION...........................                    (572,681)
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
UTILITIES (-12.1%)
ELECTRIC (-8.7%)
Carolina Power & Light Co........................       (2,500)  $   (109,375)
Cinergy Corp.....................................         (400)       (13,650)
Consolidated Edison, Inc.........................       (2,200)      (106,838)
DTE Energy Co....................................       (2,500)      (108,906)
Duke Energy Co...................................         (700)       (42,219)
FPL Group, Inc...................................         (200)       (11,638)
GPU, Inc.........................................       (2,100)       (91,481)
NiSource, Inc....................................         (200)        (5,588)
PECO Energy Co...................................       (2,200)      (107,663)
Potomac Electric Power Co........................       (3,500)      (108,063)
Reliant Energy, Inc..............................         (700)       (21,350)
Southern Co......................................       (1,900)       (53,913)
Unicom Corp......................................       (2,400)      (101,550)
                                                                 ------------
                                                                     (882,234)
                                                                 ------------

TELEPHONE (-2.9%)
AT & T Corp......................................       (1,100)       (61,050)
BellSouth Corp...................................       (2,600)      (122,688)
SBC Communications, Inc..........................         (600)       (30,675)
Sprint Corp......................................         (700)       (78,925)
                                                                 ------------
                                                                     (293,338)
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

WATER (-0.5%)
American Water Works, Inc........................       (1,700)  $    (52,700)
                                                                 ------------
  TOTAL UTILITIES................................                  (1,228,272)
                                                                 ------------
  TOTAL COMMON STOCK - SHORT POSITIONS (PROCEEDS
   $8,922,997)...................................                  (9,326,050)
                                                                 ------------
TOTAL INVESTMENTS (3.8%)......................................        388,195
OTHER ASSETS IN EXCESS OF LIABILITIES (96.2%).................
                                                                    9,754,494
                                                                 ------------
NET ASSETS (100.0%)...........................................   $ 10,142,689
                                                                 ------------
                                                                 ------------

------------------------------
Note: For federal income tax purposes, the cost of securities at May 31, 1999, was $9,429,156; the aggregate gross unrealized appreciation and depreciation was $676,372 and $391,283, respectively, resulting in net unrealized appreciation of $285,089.

+ - Non-income producing security.

ADR - American Depositary Receipt.

(e) - Securities are pledged with broker as collateral for short sales.

(i) - Foreign Security

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $9,427,426)             $ 9,714,245
Cash                                                       995
Deposits with Brokers for Securities Sold Short      9,791,145
Receivable for Investments Sold                         84,856
Receivable for Expense Reimbursement                    30,755
Dividends Receivable                                    17,164
Interest Receivable                                        136
Prepaid Expenses and Other Assets                            3
                                                   -----------
    Total Assets                                    19,639,299
                                                   -----------
LIABILITIES
Securities Sold Short at Value (Proceeds
  $8,922,997)                                        9,326,050
Payable for Investments Purchased                       83,630
Custody Fee Payable                                     15,205
Advisory Fee Payable                                    12,916
Shareholder Servicing Fee Payable                          861
Administrative Services Fee Payable                        445
Administration Fee Payable                                  75
Fund Services Fee Payable                                   10
Accrued Expenses                                        57,418
                                                   -----------
    Total Liabilities                                9,496,610
                                                   -----------
NET ASSETS                                         $10,142,689
                                                   -----------
                                                   -----------
INSTITUTIONAL SHARES
Applicable to 668,875 shares outstanding
  (par value $0.001, unlimited shares authorized)  $10,142,689
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $15.16
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $10,032,282
Undistributed Net Investment Income                     62,115
Accumulated Net Realized Gain on Investments           164,526
Net Unrealized Depreciation of Investments            (116,234)
                                                   -----------
    Net Assets                                     $10,142,689
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 31, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31,
1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $2,885)                                                  $  86,991
Interest Income                                                 147,764
                                                              ---------
    Investment Income                                           234,755
EXPENSES
Dividends on Securities Sold Short                 $ 63,157
Advisory Fee                                         62,113
Custodian Fees and Expenses                          40,139
Professional Fees and Expenses                       39,048
Printing Expenses                                     9,505
Transfer Agent Fee                                    8,474
Registration Fees                                     4,780
Shareholder Servicing Fee                             4,141
Administrative Services Fee                           2,147
Administration Fee                                      103
Fund Services Fee                                        91
Trustees' Fees and Expenses                              28
Miscellaneous                                           880
                                                   --------
    Total Expenses                                  234,606
Less: Reimbursement of Expenses                     (88,648)
                                                   --------
NET EXPENSES                                                    145,958
                                                              ---------
NET INVESTMENT INCOME                                            88,797
NET REALIZED GAIN/(LOSS) ON
  Investments                                       377,890
  Securities Sold Short                            (213,364)
                                                   --------
                                                                164,526
NET CHANGE IN UNREALIZED
  APPRECIATION/(DEPRECIATION) OF
  Investments                                       286,819
  Securities Sold Short                            (403,053)
                                                   --------
                                                               (116,234)
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 137,089
                                                              ---------
                                                              ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                    DECEMBER 31, 1998
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1999
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $           88,797
Net Realized Gain on Investments and Securities
  Sold Short                                                  164,526
Net Change in Unrealized Depreciation of
  Investments and Securities Sold Short                      (116,234)
                                                   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                              137,089
                                                   -------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                          (26,682)
                                                   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold           10,005,600
Reinvestment of Dividends                                      26,682
                                                   -------------------
    Net Increase from Shareholder Transactions             10,032,282
                                                   -------------------
    Total Increase in Net Assets                           10,142,689
NET ASSETS
Beginning of Period                                                --
                                                   -------------------
End of Period (including undistributed net
  investment income of $62,115)                    $       10,142,689
                                                   -------------------
                                                   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

                                                    FOR THE
                                                     PERIOD
                                                    DECEMBER
                                                    31, 1998
                                                   (COMMENCEMENT
                                                       OF
                                                   OPERATIONS)
                                                    THROUGH
                                                    MAY 31,
                                                      1999
                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 15.00
                                                   ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.13
Net Realized and Unrealized Gain on Investments         0.07
                                                   ----------
Total from Investment Operations                        0.20
                                                   ----------

LESS DIVIDENDS TO SHAREHOLDERS FROM
Net Investment Income                                  (0.04)
                                                   ----------
NET ASSET VALUE, END OF PERIOD                       $ 15.16
                                                   ----------
                                                   ----------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                            1.34%(b)
Net Assets, End of Period (in thousands)             $10,143
Ratios to Average Net Assets
  Net Expenses (Excluding Dividend Expense)             2.00%(a)
  Net Investment Income                                 2.14%(a)
  Expenses Without Reimbursement (Including
    Dividend Expense)                                   5.66%(a)
Portfolio Turnover                                       195%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Market Neutral Fund (the "fund"), registered as J.P. Morgan Market Neutral Fund, is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust"), which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective is to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. Currently, the fund only offers Institutional Shares. The fund commenced operations on December 31, 1998. The Declaration of Trust permits the trustees to issue an unlimited number of each class of shares in the fund. Organization costs incurred prior to commencement of operations were borne by J.P. Morgan & Co. Incorporated ("J.P. Morgan").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities (including securities sold short) that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The fund's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized via cash deposits and securities made with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

   e) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   f) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   g) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. The fund earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan. Under the terms of the agreement, the fund pays JPMIM at an annual rate of 1.50% of the fund's average daily net assets. For the period December 31, 1998 (commencement of operations) through May 31, 1999, such fees amounted to $62,113.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the period December 31, 1998 (commencement of operations) through May 31, 1999, the fee for these services amounted to $103.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides administrative services. For the period December 31, 1998 (commencement of operations) through May 31, 1999, the fee for these services amounted to $2,147.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses, excluding dividend expense, of the fund at no more than 2.00% of the average daily net assets of the fund through August 31, 1999. For the period December 31, 1998 (commencement of operations) through May 31, 1999, J.P. Morgan has agreed to reimburse the fund $88,648 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% of the average daily net assets for Institutional Shares and Select Shares, respectively. For the period December 31, 1998 (commencement of operations) through May 31, 1999, the fee for these services amounted to $4,141.

      Morgan, Charles Schwab & Co. ("Schwab"), and the fund (Select Shares) are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services for the period December 31, 1998 (commencement of operations) through May 31, 1999 amounted to $91.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $19.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                       FOR THE PERIOD
                                                     DECEMBER 31, 1998
                                                      (COMMENCEMENT OF
                                                    OPERATIONS) THROUGH
                                                        MAY 31, 1999
                                                   ----------------------
                                                    SHARES      AMOUNT
                                                   --------   -----------
Shares sold......................................   667,041   $10,005,600
Reinvestment of dividends........................     1,834        26,682
                                                   --------   -----------
Net Increase.....................................   668,875   $10,032,282
                                                   --------   -----------
                                                   --------   -----------

From time to time, the fund may have a concentration of several shareholders which may include affiliates of J.P. Morgan holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period December 31, 1998 (commencement of operations) through May 31, 1999 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
Long.............................................  $13,583,403   $ 4,955,685
Short............................................    4,323,157    13,032,789
                                                   -----------   -----------
                                                   $17,906,560   $17,988,474
                                                   -----------   -----------
                                                   -----------   -----------

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement is $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2000. The purpose of the Agreement is to provide another alternative for

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of May 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Market Neutral Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Market Neutral Fund (one of the funds comprising the J.P. Morgan Series Trust, registered as J.P. Morgan Market Neutral Fund, hereafter referred to as the "fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period December 31, 1998 (commencement of operations) through May 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 1999

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

         INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

         INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES

     MARKET NEUTRAL FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.
IMO493-1


J.P. MORGAN
INSTITUTIONAL
MARKET NEUTRAL
FUND




ANNUAL REPORT
MAY 31, 1999